General Information (Policies)	6 Months Ended
Jun. 30, 2025
General Information [Abstract]
Financial Statements Presentation
The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2024 included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission on April 16, 2025 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2025 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2025.

The consolidated balance sheet as of December 31, 2024 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.